Commitments	12 Months Ended
Dec. 31, 2021
Capital commitments [abstract]
Commitments	COMMITMENTS
At December 31, 2021, the Company had contractual obligations and commitments as follows:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Operating (1)	4.1	14.3	9.2	16.1	43.7
Gas processing	63.1	116.3	88.3	324.3	592.0
Transportation	38.6	65.6	48.8	9.6	162.6
Capital	12.1	—	—	—	12.1
Total contractual commitments (2)	117.9	196.2	146.3	350.0	810.4
(1) Includes operating costs on the Company's office space, net of $18.9 million recoveries from subleases.
(2) Excludes contracts accounted for under IFRS 16. See Note 12 - "Leases" for additional information.